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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06565
H&Q Healthcare Investors
(Exact name of registrant as specified in charter)
30 Rowes Wharf, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

(Name and address of agent for service)

Registrant's telephone number, including area code:		617-772-8500

Date of fiscal year end:	9/30/05

Date of reporting period:	12/31/04

Item 1. Schedule of Investments

H&Q HEALTHCARE INVESTORS
SCHEDULE OF INVESTMENTS
December 31, 2004
(Unaudited)

SHARES		VALUE
	CONVERTIBLE SECURITIES - 12.7% of Net Assets
	Convertible Preferred (Restricted) - 12.6% (see table below)
	Drug Discovery Technologies - 2.5%
2,380,953	Agilix Corporation Series B*^	$571,429
850,436	Avalon Pharmaceuticals Series B*	1,020,523
375,000	Ceres, Inc. Series C*	2,250,000
27,443	Ceres, Inc. Series C-1*#	164,658
277,967	Ceres, Inc. Series D*#	1,667,802
1,398,732	Galileo Pharmaceuticals, Inc. Series F-1*	489,556
1,212,709	Idun Pharmaceuticals, Inc. Series A-1*^	2,486,053
462,963	Idun Pharmaceuticals, Inc. Series B-1*^	740,741
1,750,000	Triad Therapeutics, Inc. Series A*^	1,750
525,000	Triad Therapeutics, Inc. Series B*^	525
1,200,000	Triad Therapeutics, Inc. Series C*^	24,000
300,000	Zyomyx, Inc. Series A New*	30,000
300	Zyomyx, Inc. Series B New*	30
	Emerging Biopharmaceuticals - 3.4%
952,381	Agensys, Inc. Series C*	3,000,000
2,586,207	Corus Pharma, Inc. Series C*	3,000,000
1,818,182	Raven biotechnologies Series B*^	1,509,091
2,809,157	Raven biotechnologies Series C*^	2,331,600
47,407	Therion Biologics Corporation Series A*	85,333
240,000	Therion Biologics Corporation Series B*#	432,000
407,712	Therion Biologics Corporation Series C*	733,882
36,092	Therion Biologics Corporation Sinking Fund*	361
2,100,000	Xanthus Life Sciences, Inc. Series B*^	2,100,000
	Healthcare Services - 3.7%
1,577,144	CardioNet, Inc. Series C*^	5,520,004
484,829	CytoLogix Corporation Series A*^	399,984
227,130	CytoLogix Corporation Series B*#^	187,382
160,000	I-trax, Inc. Series A*	3,184,000
5,384,615	PHT Corporation Series D*^	4,200,000
1,204,495	PHT Corporation Series E*^	939,506
	Medical Devices and Diagnostics - 3.0%
4,852,940	Concentric Medical, Inc. Series B*^	4,173,527
1,744,186	Concentric Medical, Inc. Series C*^	1,500,000
222,222	EPR, Inc. Series A*	2,222
160,000	Masimo Corporation Series D*	1,760,000
1,632,653	OmniSonics Medical Technologies, Inc. Series B*^	2,181,224
1,547,988	OmniSonics Medical Technologies, Inc. Series C*^	1,800,000
652,173	TherOx Series H*	247,826
		$48,735,010

PRINCIPAL AMOUNT
	Convertible Bonds and Notes (Restricted) - 0.1%
	Healthcare Services - 0.04%
$168,337	CytoLogix Corporation^ 6.75% Cvt. Note, Ŧ (see table below)	$168,337
	Medical Devices and Diagnostics - 0.05%
200,272	TherOx 6.0% Bridge Note, due 2006# (see table below)	200,272
		$368,609
	TOTAL CONVERTIBLE SECURITIES (Cost $68,450,111)	$49,103,619
SHARES
	COMMON STOCKS - 77.0%

	Biopharmaceuticals - 30.0%
263,891	Amgen, Inc.*	$16,928,608
153,900	Celgene Corporation*	4,082,967
286,000	Chiron Corporation	9,532,380
1,021,657	Cubist Pharmaceuticals, Inc.*	12,086,202
450,000	Endo Pharmaceuticals Holdings*	9,459,000
207,000	Genzyme Corporation*	12,020,490
214,000	Gilead Sciences, Inc.*	7,487,860
138,000	Imclone Systems, Inc.*	6,359,040
290,000	King Pharmaceuticals, Inc.	3,596,000
329,000	MedImmune, Inc.*	8,919,190
180,000	Millennium Pharmaceuticals, Inc.*	2,181,600
217,800	NPS Pharmaceuticals, Inc.*	3,981,384
188,000	Neurocrine Biosciences, Inc.*	9,268,400
224,400	Pfizer, Inc.	6,034,116
252,800	Pozen, Inc.*	1,837,856
464,900	Vivus, Inc.*	2,068,805
		115,843,898
	Drug Delivery - 3.3%
208,824	Connetics Corporation*	5,072,335
750,533	DepoMed, Inc.*	4,052,878
258,920	Penwest Pharmaceuticals Co.*	3,096,683
66,000	Penwest Pharmaceuticals Co. (Restricted)* (see table below)	670,956
		12,892,852
	Drug Discovery Technologies - 3.5%
833,200	deCODE Genetics, Inc.*	6,507,292
857,143	Senomyx, Inc.*	7,097,144
300,000	Zyomyx, Inc. (Restricted)* (see table below)	3,000
		13,607,436
	Emerging Biopharmaceuticals - 17.3%
565,000	ACADIA Pharmaceuticals, Inc.*	3,825,050
632,100	Adolor Corporation*	6,270,432
633,041	Ariad Pharmaceuticals, Inc.*	4,703,495
418,400	Cytokinetics, Inc.*	4,288,600
221,100	DOV Pharmaceutical, Inc.*	3,990,855
548,102	Dyax Corporation*	3,957,296
732,600	Exelixis, Inc.*	6,959,700
717,400	Guilford Pharmaceuticals, Inc.*	3,551,130
568,600	Kosan Biosciences, Inc.*	3,940,398
182,120	Momenta Pharmaceuticals, Inc.*	1,285,767
510,880	Myogen, Inc.*	4,122,802
102,176	Myogen, Inc., Warrants*	27,588
417,750	Neurogen Corporation*	3,910,140
139,200	Nuvelo, Inc.*	1,371,120
506,292	Seattle Genetics, Inc.*	3,306,087
200,609	Telik, Inc.*	3,839,848
77,026	Tercica, Inc.*	771,030
157,887	Theravance, Inc.*	2,826,177
265,654	Theravance, Inc. (Restricted)* (see table below)	3,804,165
226,760	Therion Biologics Corporation (Restricted)*# (see table below)	2,268
33,332	Therion Biologics Corporation (Restricted) C-2 Units*# (see table below)	59,998
		66,813,946
	Generic Pharmaceuticals - 11.0%
164,700	Barr Pharmaceuticals, Inc.*	7,500,438
623,067	Impax Laboratories, Inc.*	9,894,304
308,250	IVAX Corporation*	4,876,515
228,000	Par Pharmaceutical Companies, Inc.*	9,434,640
355,200	Teva Pharmaceutical Industries, Ltd. ADR	10,606,272
		42,312,169
	Healthcare Services - 2.7%
26,125	DakoCytomation, Inc. (Restricted)< (see table below)	271,961
260,000	Provident Senior Living Trust (Restricted) Θ (see table below)	3,900,000
306,208	Syntiro Healthcare Services (Restricted)* (see table below)	3,062
754,500	WebMD Corporation*	6,156,720
		10,331,743

	Medical Devices and Diagnostics - 9.0%
200,000	Boston Scientific Corporation	7,110,000
949,200	Conor Medsystems, Inc. (Restricted)* (see table below)	9,859,815
142,326	IDEXX Laboratories, Inc.*	7,769,577
160,000	Masimo Corporation (Restricted)* (see table below)	1,600
1,020,000	Orthovita, Inc.*	4,273,800
208,529	Songbird Hearing, Inc. (Restricted)* (see table below)	2,085
546,875	VNUS Medical Technologies, Inc. (Restricted)* (see table below)	5,915,000
		34,931,877

	TOTAL COMMON STOCKS (Cost $234,371,888)	$296,733,921

PRINCIPAL AMOUNT
	SHORT-TERM INVESTMENTS - 11.2%
$5,000,000	American Express Credit Corp.; 2.26, due 1/4/05%	4,999,058
4,000,000	American Express Credit Corp.; 2.21, due 1/10/05%	3,997,790
14,000,000	General Electric Capital Corp.; 2.1 due 1/3/05%	13,998,367
1,608,000	State Street Repo; .75, due 1/3/05%	1,608,000
11,000,000	U. S. Treasury Bills; 2.01, due 1/6/05%	10,996,929
7,600,000	U. S. Treasury Bills; 1.81, due 1/20/05%	7,592,764

	TOTAL SHORT-TERM INVESTMENTS (Cost $43,192,908)	$43,192,908

	TOTAL INVESTMENTS - 100.9% (Cost $346,014,907)	$389,030,448

	LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.9%)	(3,475,442)
	NET ASSETS - 100%	$385,555,006

* Non income-producing security

# With warrants attached

< Foreign security

Ŧ Variable maturity

^ Affiliated issuers in which the Fund holds 5% or more of the voting securities (Total Market Value of $30,835,153)

Θ Real Estate Investment Trust

ADR American Depository Receipt

At December 31, 2004, the total cost of securities for Federal income tax purposed was $346,294,248.

The net unrealized gain on securities held by the Fund was $43,015,541, including gross unrealized gain of $83,935,877 and gross unrealized loss of $40,920,336.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s venture capital and other restricted securities at December 31, 2004, as determined by the Trustees of the Fund.

Security	Acquisition Date	Cost	Carrying Value per Unit	Value

Agensys, Inc.
Series C Cvt. Pfd.	2/14/02	$3,005,073	$3.15	$3,000,000

Agilix Corporation^
Series B Cvt. Pfd.	11/8/01	3,014,260	0.24	571,429

Avalon Pharmaceuticals
Series B Cvt. Pfd.	10/22/01	3,008,325	1.20	1,020,523

CardioNet, Inc.^
Series C Cvt. Pfd.	5/3/01 - 3/25/03	5,549,183	3.50	5,520,004

Ceres, Inc.
Series C Cvt. Pfd.	12/23/98	1,502,620	6.00	2,250,000
Series C-1 Cvt. Pfd.#	3/31/01	111,488	6.00	164,658
Series D Cvt. Pfd.#	3/14/01	1,668,122	6.00	1,667,802

Concentric Medical, Inc.^
Series B Cvt. Pfd.	5/7/02 - 1/24/03	3,329,210	0.86	4,173,527
Series C Cvt. Pfd.	12/19/03	1,500,000	0.86	1,500,000

Conor MedSystems, Inc.
Restricted Common	10/23/2003-8/6/04	2,403,660	10.39	9,859,815

Corus Pharma, Inc.
Series C Cvt. Pfd.	4/8/04	3,002,196	1.16	3,000,000

CytoLogix Corporation^
Series A Cvt. Pfd.	1/13/98-7/21/99	1,622,894	0.83	399,984
Series B Cvt. Pfd.*#	1/11/01	760,284	0.82	187,382
Cvt. Note #	5/29/02	168,337	1.00	168,337

DakoCytomation, Inc.
Restricted Common	6/14/04	1,102,920	10.41	271,961

EPR, Inc.
Series A Cvt. Pfd.	3/9/94	1,000,409	0.01	2,222

Galileo Pharmaceuticals, Inc.
Series F-1 Cvt. Pfd.	8/18/00	3,002,895	0.35	489,556

Idun Pharmaceuticals, Inc.^
Series A-1 Cvt. Pfd.	11/26/02	3,001,966	2.05	2,486,053
Series B-1 Cvt. Pfd.	5/24/04	741,719	1.60	740,741

I-trax, Inc.
Series A Cvt. Pfd.	3/18/04	4,003,650	25.00	3,184,000

Masimo Corporation
Series D Cvt. Pfd.	8/14/96	1,120,040	11.00	1,760,000
Restricted Common	3/31/98	0	0.01	1,600

OmniSonics Medical Technologies, Inc.^
Series B Cvt. Pfd.	5/24/01	2,409,023	1.34	2,181,224
Series C Cvt. Pfd.	10/1/03	1,800,336	1.16	1,800,000

Penwest Pharmaceuticals Co. à
Restricted Common	12/10/04	739,200	10.17	670,956

PHT Corporation^
Series D Cvt. Pfd.	7/23/01	4,205,754	0.78	4,200,000
Series E Cvt. Pfd.	9/12/03 - 10/14/04	707,755	0.78	939,506

Provident Senior Living Trust
Restricted Common	7/26/04	3,900,871	15.00	3,900,000

Raven biotechnologies, Inc.^
Series B Cvt. Pfd.	12/12/00	3,001,725	0.83	1,509,091
Series C Cvt. Pfd.	11/26/02	2,331,600	0.83	2,331,600

Songbird Hearing, Inc.
Restricted Common	12/14/00	3,004,861	0.01	2,085

Syntiro Heathcare Services
Restricted Common	2/5/97	1,200,325	0.01	3,062

Theravance, Inc.
Restricted Common	2/5/99-8/28/00	3,603,204	14.31	3,804,165

Therion Biologics Corporation
Series A Cvt. Pfd.	8/20/96-10/16/96	444,850	1.80	85,333
Series B Cvt. Pfd.#	6/22/99	900,914	1.80	432,000
Series C Cvt. Pfd.	9/26/01-10/15/01	1,529,348	1.80	733,882
Sinking Fund Cvt. Pfd.	10/18/94-8/20/96	721,291	0.01	361
C-2 Units #	8/13/03	59,998	1.80	59,998
Restricted Common	7/12/90-1/25/96	511,365	0.01	2,268

TherOx, Inc.
Series H Cvt. Pfd.	9/11/00	3,002,209	0.38	247,826
Bridge Note #	1/28/04	200,272	1.00	200,272

Triad Therapeutics, Inc.^
Series A Cvt. Pfd.	6/8/99	1,751,170	0.00	1,750
Series B Cvt. Pfd.	1/10/03	1,053,135	0.00	525
Series C Cvt. Pfd.	12/20/00-11/25/02	920,659	0.02	24,000

VNUS Medical Technologies, Inc.
Series E Cvt. Pfd.	8/20/01	4,200,003	10.82	5,915,000

Xanthus Life Sciences, Inc.
Series B Cvt. Pfd.	12/5/03	2,101,320	1.00	2,100,000

Zyomyx, Inc.
New Common	2/19/99 - 7/22/04	3,602,065	0.01	3,000
Series A New Cvt. Pfd.	1/12/04	299,700	0.10	30,000
Series B New Cvt. Pfd.	2/19/99-1/12/04	468	0.10	30
		$92,822,671		$73,597,529	±

# With warrants attached

^ Affiliated issuers in which the Fund holds 5% or more of the voting securities

à During the period from October 25, 2004 to December 10, 2004 the Fund purchased non-restricted common of the same issuer at prices ranging from $10.33 to $11.20.

± Represents 19% of the Fund’s net asset as of December 31, 2004

Item 2. Controls and Procedures.

                (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

IN THE OPINION OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER, BASED ON THEIR EVALUATION, THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE (i) THAT MATERIAL INFORMATION RELATING TO THE REGISTRANT, INCLUDING ITS CONSOLIDATED SUBSIDIARIES, IS MADE KNOWN TO THEM BY OTHERS WITHIN THOSE ENTITIES, PARTICULARLY DURING THE PERIOD IN WHICH THIS REPORT IS BEING PREPARED; AND (ii) THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b)  Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	H&Q Healthcare Investors

By (Signature and Title)*	/s/ Daniel Omstead, President

Date	March 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)	H&Q Healthcare Investors

By (Signature and Title)*	/s/ Kathleen Eckert, Treasurer

Date	March 1, 2005

*Print the name and title of each signing officer under his or her signature.